Discontinued Operations - Assets and Liabilities from Discontinued Operations (Table) (Details) - USD ($) $ in Thousands	Jun. 30, 2023	Dec. 31, 2022
Discontinued Operations and Disposal Groups [Abstract]
Accounts receivable, net	$ 0	$ 3,489
Total assets of discontinued operations	0	3,489
Accounts payable	0	3,692
Accrued expenses and other liabilities	0	1,825
Due to related parties, net	0	565
Total liabilities of discontinued operations	$ 0	$ 6,082